Goodwill and intangible assets	12 Months Ended
Dec. 31, 2022
Intangible Assets [Abstract]
Goodwill and intangible assets	Goodwill and other intangible assets
The following table summarizes the movements of goodwill and other intangible assets in 2022:

		Intangible assets other than goodwill
($ millions)	Goodwill	Alcon brand name	Acquired in-process research & development	Technologies	Currently marketed products	Marketing know-how	Other intangible assets (including software)	Total

Cost
January 1, 2022	8,905	2,980	737	5,369	4,803	5,960	658	20,507
Impact of business combination	65	—	175	—	850	—	—	1,025
Impact of asset acquisitions	—	—	10	—	385	—	12	407
Additions	—	—	—	—	151	—	57	208
Disposals and derecognitions(1)	—	—	(2)	—	—	—	(7)	(9)
December 31, 2022	8,970	2,980	920	5,369	6,189	5,960	720	22,138

Accumulated amortization
January 1, 2022	—	—	(180)	(5,238)	(3,471)	(2,622)	(231)	(11,742)
Amortization charge	—	—	—	(40)	(279)	(239)	(95)	(653)
Disposals and derecognitions(1)	—	—	2	—	—	—	6	8
Impairment charges	—	—	(3)	—	(59)	—	—	(62)
December 31, 2022	—	—	(181)	(5,278)	(3,809)	(2,861)	(320)	(12,449)
Net book value at December 31, 2022	8,970	2,980	739	91	2,380	3,099	400	9,689
(1)     Derecognitions of assets that are no longer used or being developed and are not considered to have a significant disposal value or other alternative use.
The following table summarizes the allocation of the net book values of goodwill and other intangible assets by reportable segment at December 31, 2022:

		Intangible assets other than goodwill
($ millions)	Goodwill	Alcon brand name	Acquired in-process research & development	Technologies	Currently marketed products	Marketing know-how	Other intangible assets (including software)	Total
Surgical	4,544	—	564	91	583	3,099	240	4,577
Vision Care	4,426	—	175	—	1,797	—	160	2,132
Not allocated to segments	—	2,980	—	—	—	—	—	2,980
Net book value at December 31, 2022	8,970	2,980	739	91	2,380	3,099	400	9,689
The Surgical and Vision Care reportable segments' CGUs, to which goodwill is allocated, are comprised of a group of smaller CGUs. The valuation method of the recoverable amount of the CGUs, to which goodwill is allocated, is based on the FVLCOD.
The Alcon brand name is an intangible asset with an indefinite life. The intangible asset is not allocated to the reportable segments as it is used to market the Alcon-branded products of both the Surgical and Vision Care businesses. Net sales of these products together are the grouping of CGUs, which is used to determine the recoverable amount. The valuation method is based on the FVLCOD.
The following assumptions were used in the calculations for the recoverable amounts of goodwill and the Alcon brand name at December 31, 2022 and 2021:

	2022		2021
(As a percentage)	Surgical	Vision Care	Surgical	Vision Care
Terminal growth rate	3.0	3.0	3.0	3.0
Discount rate (post-tax)	9.0	8.75	7.0	6.5
The Surgical and Vision Care reportable segments' terminal growth rate assumption of 3.0% takes into consideration how the industry is expected to grow, analysis of industry expert reports, and expected relevant changes in demographics for various markets. The discount rates for both Surgical and Vision Care reportable segments consider Alcon's weighted average cost of capital, adjusted to approximate the weighted average cost of capital of comparable market participants. Both the terminal growth rates and the discount rates are consistent with external sources of information.
The FVLCOD, for all groupings of CGUs containing goodwill or indefinite life intangible assets, is reviewed for the impact of reasonably possible changes in key assumptions. In particular Alcon considered an increase in the discount rate, a decrease in the terminal growth rate and certain negative impacts on the forecasted cash flows. These reasonably possible changes in key assumptions did not indicate an impairment.
Refer to "Impairment of goodwill, Alcon brand name and definite lived intangible assets" and "Acquired In-Process Research & Development ("IPR&D")" in Note 2 in these Consolidated Financial Statements for additional disclosures on how Alcon performs goodwill and intangible asset impairment testing.
The following table summarizes the movements of goodwill and other intangible assets in 2021:

		Intangible assets other than goodwill
($ millions)	Goodwill	Alcon brand name	Acquired in-process research & development	Technologies	Currently marketed products	Marketing know-how	Other intangible assets (including software)	Total

Cost
January 1, 2021	8,905	2,980	727	5,369	4,440	5,960	556	20,032
Additions	—	—	20	—	359	—	104	483
Reclassifications	—	—	(10)	—	10	—	—	—
Disposals and derecognitions(1)	—	—	—	—	(6)	—	(2)	(8)
December 31, 2021	8,905	2,980	737	5,369	4,803	5,960	658	20,507

Accumulated amortization
January 1, 2021	—	—	—	(5,199)	(3,197)	(2,384)	(155)	(10,935)
Amortization charge	—	—	—	(39)	(235)	(238)	(78)	(590)
Disposals and derecognitions (1)	—	—	—	—	6	—	2	8
Impairment charges	—	—	(180)	—	(45)	—	—	(225)
December 31, 2021	—	—	(180)	(5,238)	(3,471)	(2,622)	(231)	(11,742)
Net book value at December 31, 2021	8,905	2,980	557	131	1,332	3,338	427	8,765
(1)     Derecognitions of assets that are no longer used or being developed and are not considered to have a significant disposal value or other alternative use.
The following table summarizes the allocation of the net book values of goodwill and other intangible assets by reportable segment at December 31, 2021:

		Intangible assets other than goodwill
($ millions)	Goodwill	Alcon brand name	Acquired in-process research & development	Technologies	Currently marketed products	Marketing know-how	Other intangible assets (including software)	Total
Surgical	4,544	—	555	131	229	3,338	251	4,504
Vision Care	4,361	—	2	—	1,103	—	176	1,281
Not allocated to segments	—	2,980	—	—	—	—	—	2,980
Net book value at December 31, 2021	8,905	2,980	557	131	1,332	3,338	427	8,765
Intangible asset impairment charges
The following table shows the intangible asset impairment charges in 2022, 2021 and 2020:

($ millions)	2022	2021	2020
Surgical	(60)	(178)	(66)
Vision Care	(2)	(47)	(101)
Total	(62)	(225)	(167)
For the year ended December 31, 2022, impairment charges recognized in the Consolidated Income Statement amounted to $62 million, primarily due to impairments of $61 million recognized in the second quarter. An impairment charge of $59 million was recognized in Cost of net sales for a currently marketed product CGU in the Surgical reportable segment due to higher forecasted research and development costs associated with product redesign and delayed launch date of the next generation product. The CGU was reduced to its recoverable amount of $15 million determined based on the VIU method at the time of impairment. VIU was estimated using net present value techniques utilizing pre-tax cash flows and a discount rate of 7.8%. The remaining impairment charge of $2 million in the second quarter was recognized in Research & development to fully impair an acquired research & development intangible asset in the Vision Care reportable segment which will no longer be used.
For the year ended December 31, 2021, impairment charges recognized in the Consolidated Income Statement amounted to $225 million. Impairments of $180 million were recognized in Research & development in 2021. Of that amount, an impairment charge of $178 million was recognized in the third quarter of 2021 in Research & development to fully impair a CGU in the Surgical reportable segment upon a decision to suspend research and development efforts and commercialization of the product as Alcon prioritizes other products in the portfolio. An additional impairment charge of $2 million was recognized in the fourth quarter of 2021 in Research & development to fully impair a licensed technology in the Vision Care reportable segment, which will no longer be used in any future research and development activities. The remaining amount of $45 million relates to an impairment charge recognized in the first quarter of 2021 in Cost of net sales for a currently marketed product CGU in the Vision Care reportable segment due to lower expected sales. The CGU was reduced to its recoverable amount of $48 million determined based on the FVLCOD method at the time of impairment. FVLCOD was estimated using net present value techniques utilizing post-tax cash flows and a discount rate as there are no direct or indirect observable prices in active markets for identical or similar assets. The discount rate was consistent with the rate used in the annual goodwill impairment assessment.
For the year ended December 31, 2020, impairments amounted to $167 million. An impairment of $61 million was recognized in the third quarter of 2020, primarily to fully impair a CGU within the Vision Care reportable segment upon termination of the associated licensing agreement. The impairment was recognized in Research & development in the Consolidated Income Statement. The remaining amount relates to additional impairments of $106 million, which were recognized in Cost of net sales in the Consolidated Income Statement in 2020. Of that amount, an impairment of $41 million was recorded for a currently marketed product CGU within the Vision Care reportable segment due to lower expected sales. The CGU was reduced to its recoverable amount of $88 million at the time of impairment in the second quarter of 2020. An additional $65 million relates to impairments of a currently marketed product CGU in the Surgical reportable segment recognized in the first and fourth quarters of 2020 due to lower expected sales. This CGU was also reduced to its recoverable amount of $65 million at the time of impairment at December 31, 2020. The recoverable amount of each CGU was determined based on the FVLCOD method. FVLCOD was estimated using net present value techniques utilizing post-tax cash flows and discount rates as there are no direct or indirect observable prices in active markets for identical or similar assets. The discount rates of 7.5% and 7.0% for Surgical and Vision Care reportable segments, respectively, were consistent with the rates used in the annual goodwill impairment assessment.
The estimates used in calculating net present values involve significant judgement by management and include assumptions with measurement uncertainty. The estimates include cash flow projections for a five-year period based on management forecasts, sales forecasts beyond the five-year period extrapolated using long-term expected growth rates, discount rates, and future tax rates. Actual cash flows and values could vary significantly from forecasted future cash flows and related values derived using net present value techniques.
For FVLCOD, the estimates used are considered to be consistent with market participant assumptions. Since the cash flow projections are a significant unobservable input, the fair value of the CGUs were classified as Level 3 in the fair value hierarchy.